Vanguard Variable Insurance Fund Balanced Portfolio

Supplement Dated April 26, 2019, to the Prospectus and Summary Prospectus Dated April 26, 2019

Important Change to Vanguard Variable Insurance Fund Balanced Portfolio

Effective June 30, 2019, John C. Keogh will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Variable Insurance Fund Balanced Portfolio.

Edward P. Bousa, Daniel J. Pozen, Loren L. Moran, and Michael E. Stack, who currently serve as portfolio managers with Mr. Keogh, will remain as the portfolio managers of the Portfolio upon Mr. Keogh's retirement. The Portfolio's investment objective, strategies, and policies will remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 64B 042019

Vanguard Variable Insurance Funds

Supplement Dated April 26, 2019, to the Statement of Additional Information Dated April 26, 2019

Important Change to Vanguard Variable Insurance Fund Balanced Portfolio

Effective June 30, 2019, John C. Keogh will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Variable Insurance Fund Balanced Portfolio.

Edward P. Bousa, Daniel J. Pozen, Loren L. Moran, and Michael E. Stack, who currently serve as portfolio managers with Mr. Keogh, will remain as the portfolio managers of the Portfolio upon Mr. Keogh's retirement. The Portfolio's investment objective, strategies, and policies will remain unchanged.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 64G 042019